Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	SUNAMERICA SENIOR FLOATING RATE FUND INC
Central Index Key	dei_EntityCentralIndexKey	0001059040
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 27, 2012
SunAmerica Senior Floating Rate Fund (Prospectus Summary) | SunAmerica Senior Floating Rate Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SASFX
SunAmerica Senior Floating Rate Fund (Prospectus Summary) | SunAmerica Senior Floating Rate Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NFRCX